Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following at March 31, 2022 and December 31, 2021 (in thousands):

	March 31,	December 31,
	2022	2021
Land	$1,350	$1,350
Computers, software, and equipment	3,295	2,810
Leasehold improvements	7,026	6,416
Satellite antenna	3,402	2,996
Lab, assembly, and integration equipment	11,080	10,301
Others (1)	1,414	1,345
Property and equipment	27,567	25,218
Accumulated depreciation	(4,605)	(3,592)
Other construction in progress	9,195	6,701
Property and equipment, net	32,157	28,327

BlueWalker 3 satellite - construction in progress	82,693	67,615
Total property and equipment, net	$114,850	$95,942

(1)	Includes vehicles, furniture and fixtures, and a phased array test facility.

Property and equipment, net consisted of the following at December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Land	$1,350	$-
Computers, software, and equipment	2,810	1,707
Leasehold improvements	6,416	3,536
Satellite antenna	2,996	1,338
Test and lab equipment	7,765	2,666
Phased array test facility	2,536	704
Assembly and integration equipment	704	616
Furniture and fixtures	574	338
Vehicles	67	67
Property and equipment	$25,218	$10,972
Accumulated depreciation	(3,592)	(915)
Other construction in progress	6,701	-
Property and equipment, net	$28,327	$10,057

BlueWalker 3 satellite - construction in progress	$67,615	$27,013
Total property and equipment, net	$95,942	$37,070